Stockholders' Equity (Tables)	3 Months Ended
Mar. 31, 2021
Stockholders' Equity
Schedule of Common Stock Reserved for Future Issuance

Common stock reserved for future issuance consists of the following:

	March 31,	December 31,
	2021	2020
Shares available for grant under stock option plans	4,262,364	1,646,518
Options issued and outstanding under stock option plans	3,560,541	2,594,597
Unvested restricted stock units	—	313,976
Vested restricted stock units not yet settled	2,045,634	1,731,658
Convertible promissory note payable to CAA	—	290,563
Unit purchase options	379,486	—
Total common stock reserved for future issuance	10,248,025	6,577,312